OTHER FINANCIAL DATA - OTHER INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ 140		$ 172		$ 130
San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	40		69		79
Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	11		17		13
Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	75		96		99
Allowance for Cost of Equity Funds Used During Construction [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	39		71		80
Allowance for Cost of Equity Funds Used During Construction [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	17		25		19
Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	5	[1]	1	[1]	2	[1]
Regulatory Interest, Net [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	4	[1]	2	[1]	2	[1]
Regulatory Interest, Net [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	1	[1]	(1)	[1]	0	[1]
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	39	[2]	41	[2]	22	[2]
Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	17	[3]	10	[3]	(14)	[3]
Fair Value Adjustments on Hedges and Derivative Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	0	[4]	0	[4]	(1)	[4]
Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	4		24		21
Other Income, Sundry [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(3)		(4)		(2)
Other Income, Sundry [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ (7)		$ (7)		$ (6)

[1]	Interest on regulatory balancing accounts.
[2]	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[3]	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
[4]	Related to Otay Mesa VIE.